PARENT COMPANY DISCLOSURES - Company Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	£ 9,366	£ 10,749	£ 10,180
Other income	28,078	18,418	32,176
Total income	37,444	29,167	42,356
Operating expenses	(10,800)	(9,745)	(12,670)
Impairment credit (charge)	1,378	(4,155)	(1,296)
Profit before tax	6,902	1,226	4,393
Tax (expense) credit	(1,017)	161	(1,387)
Profit for the year	5,885	1,387	3,006
Profit attributable to ordinary shareholders	5,355	865	2,459
Profit attributable to other equity holders	101	69	81
Parent company
PARENT COMPANY DISCLOSURES (Details) - Company Income Statement [Line Items]
Net interest expense	(176)	(194)	(108)
Dividends received from subsidiary undertakings	3,600	1,135	5,150
Other income	633	566	682
Total income	4,057	1,507	5,724
Operating expenses	(164)	(249)	(289)
Impairment credit (charge)	0	(1)	4
Profit before tax	3,893	1,257	5,439
Tax (expense) credit	12	45	(24)
Profit for the year	3,905	1,302	5,415
Profit attributable to ordinary shareholders	3,476	849	4,949
Profit attributable to other equity holders	£ 429	£ 453	£ 466